UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.3%
	Shares	Value
CONSUMER DISCRETIONARY — 15.9%
Comcast, Cl A	235,562	$9,528,483
NIKE, Cl B	68,101	4,021,364
Starbucks	39,000	2,105,220
TJX	88,700	6,236,497
Walt Disney	65,004	7,145,890

		29,037,454

CONSUMER STAPLES — 17.1%
Anheuser-Busch InBev ADR	45,800	5,526,228
Coca-Cola	89,500	4,102,680
CVS Health	85,721	6,851,680
Mondelez International, Cl A	47,500	2,090,950
PepsiCo	54,600	6,366,906
Procter & Gamble	69,600	6,321,072

		31,259,516

ENERGY — 4.9%
ExxonMobil	55,402	4,434,376
Schlumberger	67,000	4,596,200

		9,030,576

FINANCIAL SERVICES — 13.7%
BlackRock, Cl A	18,000	7,677,540
JPMorgan Chase	95,205	8,739,819
Wells Fargo	160,895	8,678,676

		25,096,035

HEALTH CARE — 18.4%
Baxter International	60,500	3,659,040
Becton Dickinson	26,500	5,337,100
Johnson & Johnson	62,450	8,288,364
Medtronic	82,500	6,927,525
UnitedHealth Group	49,235	9,443,765

		33,655,794

INDUSTRIAL — 6.2%
United Technologies	60,000	7,114,200

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THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIAL — continued
WW Grainger	25,500	$4,251,870

		11,366,070

INFORMATION SERVICES — 18.2%
Accenture, Cl A	61,155	7,877,987
Apple	61,780	9,188,539
Mastercard, Cl A	78,400	10,019,520
Oracle	124,290	6,205,800

		33,291,846

MATERIALS — 4.9%
Air Products & Chemicals	21,770	3,094,606
E.I. du Pont de Nemours	70,064	5,759,961

		8,854,567

TOTAL COMMON STOCK (Cost $115,082,269)		181,591,858

CASH EQUIVALENT (A) — 0.6%

SEI Daily Income Trust, Government Fund, Cl F, 0.790% (Cost $1,174,760)	1,174,760	1,174,760

TOTAL INVESTMENTS — 99.9% (Cost $116,257,029)†		$182,766,618

Percentages are based on Net Assets of $182,878,948.
(A)	The rate reported is the 7-day effective yield as of July 31, 2017.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $116,257,029, and the unrealized appreciation and depreciation were $68,168,255 and $(1,658,666) respectively.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

HIM-QH-001-2800

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Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017